Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial assets
Financial assets

($ millions)	2025	2024
Long-term note receivable and other financial assets measured at amortized cost	191	175
Long-term financial investments measured at FVOCI(1)	328	282
Long-term financial investments measured at FVPL	4	1
Long-term receivables from customers	168	121
Non-current minimum lease payments from finance lease agreements	31	28
Long-term loans, advances and security deposits	46	45
Total financial assets	768	652
(1) Includes $11 million of Long-term convertible notes due from associated companies as of December 31, 2024. Refer to Note 24 for additional information.
The below tables provide detail related to financial instruments as of December 31, 2025 and December 31, 2024.

($ millions)	Note	2025
Cash and cash equivalents
Cash in current accounts		648
Cash held in time deposits and money market funds		879
Total cash and cash equivalents		1,527
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	328
Total financial assets - measured at FVOCI		328
Financial assets - measured at amortized cost
Trade receivables	13	1,942
Current portion of long-term receivables from customers(1)	14	137
Current portion of minimum lease payments from finance lease agreements(1)	14	24
Other receivables, security deposits and current assets(1)	14	127
Time deposits with original maturity greater than three months		80
Long-term note receivable and other financial assets	11	191
Long-term receivables from customers	11	168
Non-current minimum lease payments from finance lease agreements	11	31
Long-term loans, advances and security deposits	11	46
Total financial assets - measured at amortized cost		2,746
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(2)	11	202
Current portion of long-term financial investments(1)	14	1
Derivative financial instruments(1)	14	5
Long-term financial investments	11	4
Total financial assets - mandatorily measured at FVPL		212
Total financial assets		4,813
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	569
Lease liabilities	15	80
Trade payables		926
Total current financial liabilities - measured at amortized cost or cost		1,575
Non-current financial liabilities
Financial debts	16	4,162
Lease liabilities	15	429
Total non-current financial liabilities - measured at amortized cost or cost		4,591
Total financial liabilities - measured at amortized cost or cost		6,166
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18, 19	169
Derivative financial instruments	16	6
Total financial liabilities - measured at FVPL		175
Total financial liabilities		6,341
Net financial assets and financial liabilities		(1,528)
(1) Recorded in Other current assets.
(2) Recorded in Other non-current assets.

($ millions)	Note	2024
Cash and cash equivalents
Cash in current accounts		378
Cash held in time deposits and money market funds		1,298
Total cash and cash equivalents		1,676
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	282
Total financial assets - measured at FVOCI		282
Financial assets - measured at amortized cost
Trade receivables	13	1,736
Current portion of long-term receivables from customers(1)	14	117
Current portion of minimum lease payments from finance lease agreements(1)	14	23
Other receivables, security deposits and current assets(1)	14	124
Time deposits with original maturity greater than three months		153
Long-term note receivable and other financial assets	11	175
Long-term receivables from customers	11	121
Non-current minimum lease payments from finance lease agreements	11	28
Long-term loans, advances and security deposits	11	45
Total financial assets - measured at amortized cost		2,522
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(2)	11	180
Current portion of long-term financial investments(1)	14	1
Derivative financial instruments(1)	14	12
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		194
Total financial assets		4,674
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	101
Lease liabilities	15	68
Trade payables		773
Total current financial liabilities - measured at amortized cost or cost		942
Non-current financial liabilities
Financial debts	16	4,538
Lease liabilities	15	429
Total non-current financial liabilities - measured at amortized cost or cost		4,967
Total financial liabilities - measured at amortized cost or cost		5,909
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	96
Derivative financial instruments	16	4
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,009
Net financial assets and financial liabilities		(1,335)
(1) Recorded in Other current assets.
(2) Recorded in Other non-current assets.

Disclosure of financial liabilities
The below tables provide detail related to financial instruments as of December 31, 2025 and December 31, 2024.

($ millions)	Note	2025
Cash and cash equivalents
Cash in current accounts		648
Cash held in time deposits and money market funds		879
Total cash and cash equivalents		1,527
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	328
Total financial assets - measured at FVOCI		328
Financial assets - measured at amortized cost
Trade receivables	13	1,942
Current portion of long-term receivables from customers(1)	14	137
Current portion of minimum lease payments from finance lease agreements(1)	14	24
Other receivables, security deposits and current assets(1)	14	127
Time deposits with original maturity greater than three months		80
Long-term note receivable and other financial assets	11	191
Long-term receivables from customers	11	168
Non-current minimum lease payments from finance lease agreements	11	31
Long-term loans, advances and security deposits	11	46
Total financial assets - measured at amortized cost		2,746
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(2)	11	202
Current portion of long-term financial investments(1)	14	1
Derivative financial instruments(1)	14	5
Long-term financial investments	11	4
Total financial assets - mandatorily measured at FVPL		212
Total financial assets		4,813
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	569
Lease liabilities	15	80
Trade payables		926
Total current financial liabilities - measured at amortized cost or cost		1,575
Non-current financial liabilities
Financial debts	16	4,162
Lease liabilities	15	429
Total non-current financial liabilities - measured at amortized cost or cost		4,591
Total financial liabilities - measured at amortized cost or cost		6,166
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18, 19	169
Derivative financial instruments	16	6
Total financial liabilities - measured at FVPL		175
Total financial liabilities		6,341
Net financial assets and financial liabilities		(1,528)
(1) Recorded in Other current assets.
(2) Recorded in Other non-current assets.

($ millions)	Note	2024
Cash and cash equivalents
Cash in current accounts		378
Cash held in time deposits and money market funds		1,298
Total cash and cash equivalents		1,676
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	282
Total financial assets - measured at FVOCI		282
Financial assets - measured at amortized cost
Trade receivables	13	1,736
Current portion of long-term receivables from customers(1)	14	117
Current portion of minimum lease payments from finance lease agreements(1)	14	23
Other receivables, security deposits and current assets(1)	14	124
Time deposits with original maturity greater than three months		153
Long-term note receivable and other financial assets	11	175
Long-term receivables from customers	11	121
Non-current minimum lease payments from finance lease agreements	11	28
Long-term loans, advances and security deposits	11	45
Total financial assets - measured at amortized cost		2,522
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(2)	11	180
Current portion of long-term financial investments(1)	14	1
Derivative financial instruments(1)	14	12
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		194
Total financial assets		4,674
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	101
Lease liabilities	15	68
Trade payables		773
Total current financial liabilities - measured at amortized cost or cost		942
Non-current financial liabilities
Financial debts	16	4,538
Lease liabilities	15	429
Total non-current financial liabilities - measured at amortized cost or cost		4,967
Total financial liabilities - measured at amortized cost or cost		5,909
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	96
Derivative financial instruments	16	4
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,009
Net financial assets and financial liabilities		(1,335)
(1) Recorded in Other current assets.
(2) Recorded in Other non-current assets.

Disclosure of fair value measurement of assets
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024.

	December 31, 2025				December 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	132	—	196	328	81	—	201	282
Long-term financial investments measured at FVPL	—	—	4	4	—	—	1	1
Deferred compensation assets	202	—	—	202	180	—	—	180
Non-current financial assets at fair value	334	—	200	534	261	—	202	463
Current financial assets
Money market funds	562	—	—	562	432	—	—	432
Current portion of long-term financial investments measured at FVPL	—	—	1	1	—	—	1	1
Derivative financial instruments	—	5	—	5	—	12	—	12
Current financial assets at fair value	562	5	1	568	432	12	1	445
Financial assets at fair value	896	5	201	1,102	693	12	203	908

Non-current financial liabilities
Non-current contingent consideration liabilities	—	—	(160)	(160)	—	—	(96)	(96)
Non-current financial liabilities at fair value	—	—	(160)	(160)	—	—	(96)	(96)
Current financial liabilities
Current contingent consideration liabilities	—	—	(9)	(9)	—	—	—	—
Derivative financial instruments	—	(6)	—	(6)	—	(4)	—	(4)
Current financial liabilities at fair value	—	(6)	(9)	(15)	—	(4)	—	(4)
Financial liabilities at fair value	—	(6)	(169)	(175)	—	(4)	(96)	(100)

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2025	2024	2025	2024
Balance as of January 1	201	147	2	8
Additions	42	116	5	—
Net (losses)/gains recognized in Consolidated Statement of Comprehensive Income	(20)	90	—	—
Net gains recognized in Consolidated Income Statement	—	—	—	2
Amortization	—	—	(2)	(3)
Transfer to Other non-current assets	—	(132)	—	—
Settlements	(27)	(20)	—	(5)
Balance as of December 31	196	201	5	2

Disclosure of fair value measurement of liabilities
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024.

	December 31, 2025				December 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	132	—	196	328	81	—	201	282
Long-term financial investments measured at FVPL	—	—	4	4	—	—	1	1
Deferred compensation assets	202	—	—	202	180	—	—	180
Non-current financial assets at fair value	334	—	200	534	261	—	202	463
Current financial assets
Money market funds	562	—	—	562	432	—	—	432
Current portion of long-term financial investments measured at FVPL	—	—	1	1	—	—	1	1
Derivative financial instruments	—	5	—	5	—	12	—	12
Current financial assets at fair value	562	5	1	568	432	12	1	445
Financial assets at fair value	896	5	201	1,102	693	12	203	908

Non-current financial liabilities
Non-current contingent consideration liabilities	—	—	(160)	(160)	—	—	(96)	(96)
Non-current financial liabilities at fair value	—	—	(160)	(160)	—	—	(96)	(96)
Current financial liabilities
Current contingent consideration liabilities	—	—	(9)	(9)	—	—	—	—
Derivative financial instruments	—	(6)	—	(6)	—	(4)	—	(4)
Current financial liabilities at fair value	—	(6)	(9)	(15)	—	(4)	—	(4)
Financial liabilities at fair value	—	(6)	(169)	(175)	—	(4)	(96)	(100)

	Contingent consideration liabilities
($ millions)	2025	2024
Balance as of January 1	(96)	(90)
Additions	(63)	(6)
Accretion for passage of time	(11)	(7)
Adjustments for changes in assumptions	—	7
Currency translation effects	1	—
Balance as of December 31	(169)	(96)

Disclosure of net value of unsettled positions for derivative forward contracts and swaps
The below table summarizes the net value of unsettled positions for currency derivatives contracts including swaps, forwards and options as of December 31, 2025 and December 31, 2024.

($ millions)	December 31, 2025	December 31, 2024
Unrealized gains in Other current assets	5	12
Unrealized losses in Current financial debts	(6)	(4)
Net value of unsettled positions for derivatives contracts	(1)	8